Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Regulated electric	$ 4,721.0	$ 3,437.0
Regulated Gas	1,002.0	499.0
Non-regulated	503.0	341.0
Total operating revenues	6,226.0	4,277.0
Operating expenses
Regulated fuel for generation and purchased power	1,638.0	1,283.0
Regulated cost of natural gas	379.0	177.0
Non-regulated fuel for generation and purchased power	209.0	313.0
Non-regulated direct costs	28.0	29.0
Operating, maintenance and general	1,399.0	1,137.0
Provincial, state, and municipal taxes	326.0	195.0
Depreciation and amortization	856.0	588.0
Total operating expenses	4,835.0	3,722.0
Income from operations	1,391.0	555.0
Income from equity investments	124.0	100.0
Other income (expenses), net	2.0	174.0
Interest expense, net	(698.0)	(585.0)
Income before provision for income taxes	819.0	244.0
Income tax expense (recovery)	520.0	(22.0)
Net income	299.0	266.0
Non-controlling interest in subsidiaries	5.0	11.0
Preferred stock dividends	28.0	28.0
Net income attributable to common shareholders	$ 266.1	$ 227.2
Weighted average shares of common stock outstanding (in millions)
Basic	213.4	171.4
Diluted	214.1	172.2
Earnings per common share (note 9)
Basic	$ 1.25	$ 1.33
Diluted	1.24	1.32
Dividends per common share declared	$ 2.1325	$ 1.995